Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Other current liabilities consist of the following:
	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Salary accrual	8,536,985	7,013,473
Deposit	10,000,000	10,000,000
Accrued construction in progress	—	46,180,063
Tax accrual	13,609,170	13,604,797
Others	7,253,377	14,179,838
Total	39,399,532	90,978,171